CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flow from operating activities
Net (loss) income	$ (9,738)	(58,952)	(54,437)	21,038
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
- Loss on disposal of property, plant and equipment	5	33	10	0
- Loss on goodwill impairment	0	0	10,276	0
- Depreciation of property, plant and equipment	7,956	48,161	48,709	43,783
- Amortization of intangible assets	87	524	524	454
- Deferred income taxes	(1,653)	(10,007)	(7,727)	165
- Bad debt (recovery) expense	(288)	(1,744)	1,026	(354)
- Inventory provision	0	0	0	3,533
Changes in operating assets and liabilities
- Accounts and bills receivable	2,249	13,615	31,460	(26,620)
- Inventories	(688)	(4,164)	7,483	7,270
- Advance to suppliers	1,306	7,909	(6,351)	2,167
- Prepaid expenses and other current assets	(66)	(398)	29,192	(30,180)
- Accounts payable	769	4,658	9,579	5,021
- Accrued expenses and other payables	6	38	789	(7,185)
- Advance from customers	488	2,952	(162)	(25,415)
- Tax payable	77	465	(23,920)	(7,695)
Net cash provided by (used in) operating activities	510	3,090	46,451	(14,018)
Cash flow from investing activities
Purchases of property, plant and equipment	(729)	(4,416)	(5,285)	(35,943)
Restricted cash related to trade finance	(3,299)	(19,974)	80,752	(100,915)
Advanced to suppliers - non current	523	3,165	57,500	(273)
Amount change in construction in progress	(1,451)	(8,785)	(207,432)	17,806
Interest capitalization related to CIP	(340)	(2,059)	(11,174)	0
Proceeds from sale of property, plant and equipment	0	0	250	0
Net cash used in investing activities	(5,296)	(32,069)	(85,389)	(119,325)
Cash flow from financing activities
Principal payments of short-term bank loans	(18,171)	(110,000)	(168,501)	(142,000)
Proceeds from short-term bank loans	17,345	105,000	110,000	148,501
Payment of capital lease obligation	(1,342)	(8,123)	0	0
Change in notes payable	7,217	43,691	38,299	0
Proceeds from sale-leaseback equipment	826	5,000	20,000	0
Net cash (used in) provided by financing activities	5,875	35,568	(202)	6,501
Effect of foreign exchange rate changes	20	(17)	(26)	(213)
Net increase (decrease) in cash and cash equivalent	1,109	6,572	(39,166)	(127,055)
Cash and cash equivalent
At beginning of period/year	804	5,006	44,172	171,227
At end of period/year	1,913	11,578	5,006	44,172
SUPPLEMENTARY DISCLOSURE:
Interest paid	2,008	12,153	11,174	10,227
Income tax paid	0	0	0	9,654
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	1,233	7,466	6,003	1,730
Obligations for acquired equipment under capital lease:	$ 2,788	16,877	20,000	0